Commitments and Contingencies (Details) (USD $)	Oct. 05, 2012	Sep. 30, 2012
Commitments and Contingencies [Abstract]
The maximum liability under standby letter of credit		$ 1,200,000
Amount outstanding on standby letters of credit		700,000
Amount paid to landlord for termination of lease agreement	155,000
Equity financing from related transactions	4,000,000
Market capitalization	$ 18,000,000